Annual Total Returns (dei_DocumentInformationDocumentAxis, (Columbia Variable Portfolio - Marsico International Opportunities Fund), Class 2 Shares)	0 Months Ended
May 01, 2012
(Columbia Variable Portfolio - Marsico International Opportunities Fund) | Class 2 Shares
Bar Chart Table:
Annual Return 2002	(7.35%)
Annual Return 2003	40.25%
Annual Return 2004	16.59%
Annual Return 2005	19.52%
Annual Return 2006	23.22%
Annual Return 2007	19.68%
Annual Return 2008	(49.49%)
Annual Return 2009	37.95%
Annual Return 2010	13.73%
Annual Return 2011	(16.18%)